Information of Major Financial Assets and Liabilities about Significant Unobservable Inputs Measured at Fair Value on Nonrecurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 98,073	¥ 106,928
Unlisted securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		8,814
Valuation Tecnique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Weighted Average Discount Rate		6.50%
Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	60,564	73,319
Valuation Tecnique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	8.40%	7.90%
Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation Tecnique(s)	Direct capitalization	Direct capitalization
Significant Unobservable Inputs	Capitalization rate	Capitalization rate
Weighted Average Discount Rate	10.70%	10.90%
Investment in Operating Leases and Other Operating Assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	21,960	11,561
Valuation Tecnique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	6.90%	8.20%
Land And Buildings Undeveloped Or Under Construction | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	11,845	8,638
Valuation Tecnique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	6.60%	6.00%
Certain investment in affiliates | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 3,704	¥ 4,596
Valuation Tecnique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	8.80%	6.50%
Minimum | Unlisted securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		4.20%
Minimum | Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	5.40%	3.30%
Minimum | Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	5.00%	5.20%
Minimum | Investment in Operating Leases and Other Operating Assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	4.40%	7.00%
Minimum | Land And Buildings Undeveloped Or Under Construction | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	4.70%	6.00%
Minimum | Certain investment in affiliates | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	5.00%	5.00%
Maximum | Unlisted securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		12.50%
Maximum | Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	19.00%	18.90%
Maximum | Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	21.00%	29.00%
Maximum | Investment in Operating Leases and Other Operating Assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	12.70%	10.00%
Maximum | Land And Buildings Undeveloped Or Under Construction | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	9.60%
Maximum | Certain investment in affiliates | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	9.20%	8.00%